Inventory	12 Months Ended
Sep. 30, 2022
Inventory
Inventory
5.	Inventory

	As at September 30,	As at September 30,
	2022	2021
Serialized	$5,814	$2,369
Non-serialized	9,854	6,922
Reserve for shrink and slow-moving	(83)	(38)
Total Inventory	$15,585	$9,253

The expense for slow-moving inventory is included within cost of inventory sold in the condensed consolidated statement of income (loss) and comprehensive income (loss).